PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Feb. 28, 2025	Feb. 29, 2024
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 644,805	$ 547,675
Less: accumulated depreciation	(163,894)	(133,596)
Less: accumulated impairment loss	(8,545)	(8,760)
Property and equipment, net	472,366	405,319
Building
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	209,237	57,777
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	144,157	84,925
Computer, equipment and software
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	143,187	114,976
Vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	760	769
Office equipment and furniture
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	4,424	2,799
Construction in progress
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 143,040	$ 286,429